Sales	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Sales
35.	Sales
Details of sales for the years ended December 31, 2022, 2023 and 2024 are as follows:

		2022		2023		2024
		Domestic	Overseas	Domestic	Overseas	Domestic	Overseas
		In millions of won
[Type of goods and services]
Sales of goods	￦	68,578,390	606,079	85,588,151	351,986	90,659,090	359,622
Electricity		66,198,964	—	82,954,778	—	88,889,764	—
Heat supply		489,629	—	440,435	—	363,154	—
Others		1,889,797	606,079	2,192,938	351,986	1,406,172	359,622
Sales related to rendering of services		370,799	343,803	467,661	283,217	482,251	228,194
Sales related to construction services		193,541	453,412	186,996	598,399	145,496	703,612

	￦	69,142,730	1,403,294	86,242,808	1,233,602	91,286,837	1,291,428

[Timing of revenue recognition]
Performance obligations satisfied at a point in time	￦	68,578,390	606,079	85,588,151	351,986	90,659,090	359,622
Performance obligations satisfied over time		564,340	797,215	654,657	881,616	627,747	931,806

	￦	69,142,730	1,403,294	86,242,808	1,233,602	91,286,837	1,291,428